Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 489,915	$ 324,076
Cost of sales	(171,057)	(135,939)
Gross profit	318,858	188,137
Expenses
General and administrative	(38,846)	(27,927)
Share-based compensation	(7,848)	(9,064)
Income before the undernoted	272,164	151,146
Finance income	2,991	1,346
Finance expense	(12,159)	(15,449)
Foreign exchange loss	(21,968)	(79,805)
Recovery of value added taxes	0	8,886
NX Gold PMPA transaction fees	(1,219)	0
Other expenses	(2,889)	(4,701)
Income before income taxes	236,920	61,423
Income tax expense
Current	(22,428)	(9,675)
Deferred	(11,860)	750
Income tax expense	(34,288)	(8,925)
Net income for the year	202,632	52,498
Other comprehensive loss
Foreign currency translation loss	(24,252)	(49,553)
Comprehensive income	178,380	2,945
Net income attributable to:
Owners of the Company	201,053	51,622
Non-controlling interests	1,579	876
Net income for the year	202,632	52,498
Comprehensive income attributable to:
Owners of the Company	176,898	2,267
Non-controlling interests	1,482	678
Comprehensive income	$ 178,380	$ 2,945
Net income per share attributable to owners of the Company
Basic (in usd per share)	$ 2.27	$ 0.60
Diluted (in usd per share)	$ 2.21	$ 0.56
Weighted average number of common shares outstanding
Basic (in shares)	88,602,367	86,368,535
Diluted (in shares)	90,963,452	92,213,628